UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-04854

The Oberweis Funds
(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Address of principal executive offices) (Zip code)

James W. Oberweis
Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

OBERWEIS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

		SHARES	VALUE
EQUITIES	97.2%
ADVERTISING AGENCY	6.6%
FOCUS MEDIA HLDG., LTD.		168,278	$9,763,490
INVENTIV HEALTH, INC.		40,750	1,785,665
VALUECLICK, INC.		165,900	3,726,114
			15,275,269

AUTO TRUCKS & PARTS	1.2%
SPARTAN MOTORS, INC. *		170,500	2,869,515

BANKS	0.4%
PINNACLE FINANCIAL PARTNERS, INC.		33,300	959,706

BIOTECHNOLOGY	1.7%
OMRIX BIOPHARMACEUTICALS, INC.		109,600	3,869,976

BUILDING MATERIALS	1.9%
ZOLTEK COMPANIES, INC.		100,000	4,363,000

COMMERCIAL INFORMATION SERVICE	0.9%
LOOPNET, INC.		105,600	2,169,024

COMMUNICATION TECHNOLOGY	10.7%
ACME PACKET, INC.		204,864	3,159,003
ATHEROS COMMUNICATIONS, INC.		155,200	4,651,344
GEOEYE, INC.		61,300	1,578,475
GLOBECOMM SYSTEMS, INC.		79,800	1,058,148
NOVATEL WIRELESS, INC.		243,500	5,515,275
SHORETEL, INC.		284,650	4,076,188
SIERRA WIRELESS, INC.		222,300	4,686,084
			24,724,517

COMPUTER SERVICES SOFTWARE & SYSTEMS	20.9%
CHORDIANT SOFTWARE, INC.		233,500	3,236,310
CONCUR TECHNOLOGIES, INC.		81,600	2,572,032
DEALERTRACK HLDGS., INC.		116,900	4,895,772
DOUBLE-TAKE SOFTWARE, INC.		184,100	3,518,151
INTERACTIVE INTELLIGENCE, INC.		143,962	2,735,278
KENEXA CORP.		100,100	3,081,078
MERCADOLIBRE, INC.		36,600	1,340,658
SIGMA DESIGNS, INC.		153,950	7,426,548
SMITH MICRO SOFTWARE, INC.		134,700	2,163,282
STANLEY, INC.		99,900	2,752,245
SXC HEALTH SOLUTIONS CORP.		103,400	1,656,468
SYNCHRONOSS TECHNOLOGIES, INC.		141,000	5,930,460
VASCO DATA SECURITY INTERNATIONAL, INC.		201,600	7,118,496
			48,426,778

COMPUTER TECHNOLOGY	4.0%
FALCONSTOR SOFTWARE, INC.		258,900	3,119,745
SYNAPTICS, INC.		130,800	6,247,008
			9,366,753

DRUGS & PHARMACEUTICALS	3.6%
OBAGI MEDICAL PRODUCTS, INC.		177,500	3,278,425
SALIX PHARMACEUTICALS, LTD.		189,969	2,359,415
SCIELE PHARMA, INC.		102,267	2,660,987
			8,298,827

ELECTRONIC MEDICAL SYSTEMS	2.8%
ACCURAY, INC.		129,600	2,262,816
CYNOSURE, INC.		86,600	3,195,540
NATUS MEDICAL, INC.		66,800	1,064,792
			6,523,148

ELECTRONIC SEMI-CONDUCTORS	4.6%
IPG PHOTONICS CORP.		111,200	2,186,192
MELLANOX TECHNOLOGIES, LTD.		83,500	1,630,755
O2MICRO INTERNATIONAL, LTD.		203,400	3,146,598
TESSERA TECHNOLOGIES, INC.		97,103	3,641,362
			10,604,907

ELECTRONICS TECHNOLOGY	0.9%
EDO CORP. *		35,400	1,982,754

FINANCIAL DATA PRODUCT SERVICES	1.3%
EXLSERVICE HLDGS., INC.		145,500	3,093,330

FOODS	0.6%
SUNOPTA, INC.		90,000	1,304,100

FORMS & BULK PRINT	1.8%
INNERWORKINGS, INC.		240,600	4,145,538

HEALTHCARE MANAGEMENT SERVICES	4.7%
ALLSCRIPTS HEALTHCARE, INC.		185,518	5,014,552
HEALTHEXTRAS, INC.		115,700	3,219,931
OMNICELL, INC.		90,300	2,577,162
			10,811,645

HEALTH CARE SERVICES	3.3%
HEALTHWAYS, INC.		42,766	2,308,081
LHC GROUP, INC.		78,200	1,678,954
NIGHTHAWK RADIOLOGY HLDGS., INC.		146,800	3,598,068
			7,585,103

INSURANCE	2.0%
EHEALTH, INC.		170,300	4,717,310

MACHINE OILWELL EQUIPMENT	1.9%
ALLIS-CHALMERS ENERGY, INC.		70,600	1,337,164
DRIL-QUIP, INC.		42,600	2,102,310
FLOTEK INDUSTRIES		19,100	843,265
			4,282,739

MATERIALS & COMMODITIES MISC.	1.3%
CERADYNE, INC.		40,250	3,048,535

MATERIALS & MINERALS MISC.	0.7%
BRUSH ENGINEERED MATERIALS, INC.		33,100	1,717,559

MEDICAL & DENTAL SERVICES	0.6%
LIFECELL CORP.		37,100	1,393,847

METAL FABRICATING	1.2%
DYNAMIC MATERIALS CORP. *		57,600	2,758,464

OFFSHORE DRILLING	0.8%
HERCULES OFFSHORE, INC.		69,925	1,825,742

OIL CRUDE PRODUCER	3.2%
ARENA RESOURCES, INC.		45,600	2,986,800
CARRIZO OIL & GAS, INC.		97,001	4,351,465
GULFPORT ENERGY CORP.		2,000	47,320
			7,385,585

PRODUCTION TECHNOLOGY EQUIPMENT	1.1%
FEI CO.		77,700	2,442,111

RETAIL	3.6%
VOLCOM, INC.		114,367	4,862,885
ZUMIEZ, INC.		76,600	3,398,742
			8,261,627

SERVICE COMMERCIAL	4.3%
G-MARKET, INC.		123,200	2,889,040
LIQUIDITY SERVICES, INC.		164,800	1,811,152
PERFICIENT, INC.		120,800	2,641,896
THE KNOT, INC.		122,100	2,595,846
			9,937,934

SHOES	1.3%
ICONIX BRAND GROUP, INC.		130,200	3,097,458

TECHNOLOGY MISC.	0.1%
COMSCORE, INC.		10,156	274,212

TELECOMMUNICATIONS	1.0%
OPNEXT, INC.		208,800	2,422,080

TEXTILE-APPAREL MANUFACTURER	0.2%
LULULEMON ATHLETICA		11,900	500,157

WHOLESALE & INTERNATIONAL TRADE	2.0%
CENTRAL EUROPEAN DISTRIBUTION CORP.		94,750	4,539,472

TOTAL EQUITIES
(COST: $161,577,516)			$224,978,722

COMMERCIAL PAPER	2.1%	FACE AMOUNT	VALUE
AIG FUNDING		800,000	$800,000
4.75%, DUE 10/03/07
CITIGROUP FUNDING		2,600,000	2,600,000
4.95%, DUE 10/2/07
PRUDENTIAL FUNDING		1,400,000	1,400,000
4.80%, DUE 10/1/07

TOTAL COMMERCIAL PAPER
COST: ($4,800,000)			$4,800,000

WARRANTS	0.0%	UNITS	VALUE
INTERNET SOFTWARE & SYSTEMS
THINK PARTNERSHIP, INC. ($2.50, expires 04/03/11) (a)		540,000	$0
THINK PARTNERSHIP, INC. ($3.05, expires 12/05/11) (a)		170,043	0
THINK PARTNERSHIP, INC. ($4.00, expires 12/05/11) (a)		85,022	0

TOTAL WARRANTS
(COST: $0)			$0

TOTAL INVESTMENTS	99.3%
(COST: $166,377,516)			$229,778,722

OTHER ASSETS LESS LIABILITIES	0.7%		1,614,030

NET ASSETS - 100% (EQUIVALENT TO $31.35 PER SHARE BASED ON 7,380,250 SHARES OUTSTANDING)			$231,392,752

* Income producing security during the period ended September 30, 2007

Based on the cost of investments of $166,550,342 for federal income tax purposes at September 30, 2007, the aggregate gross unrealized appreciation was $68,496,896, the aggregate gross unrealized depreciation was $5,268,516 and the net unrealized appreciation of investments was $63,228,380.

(a) The following securities are subject to legal or contractual restrictions on sale. They are valued at fair value in accordance with procedures adopted by the board of trustees of the Trust as of September 30, 2007. The aggregate value of restricted securities was $0 or 0.0% of net assets at September 30, 2007.

OBERWEIS MICRO-CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007(UNAUDITED)

		SHARES	VALUE
EQUITIES	98.4%
AIR TRANSPORT	0.4%
EDAC TECHNOLOGIES CO.		26,600	$206,150

BANKS	1.0%
ALLIANCE BANKSHARES CORP.		11,800	115,758
SILVER STATE BANCORP.		24,350	414,924
			530,682

BIOTECHNOLOGY	3.0%
OMRIX BIOPHARMACEUTICALS, INC.		46,300	1,634,853

CASINOS & GAMBLING	0.7%
CENTURY CASINOS, INC.		62,400	380,328

CHEMICALS	3.7%
KMG CHEMICALS, INC. *		21,200	555,016
LSB INDUSTRIES, INC.		51,700	1,222,705
ULTRALIFE BATTERIES, INC.		20,600	236,900
			2,014,621

COMMERICIAL INFORMATION SYSTEM	1.0%
INTERNET GOLD-GOLDEN LINES, LTD.		48,000	566,400

COMMUNICATION TECHNOLOGY	4.8%
NETWORK EQUIPMENT TECHNOLOGY		59,200	858,400
CERAGON NETWORKS, LTD.		94,500	1,795,500
			2,653,900

COMPUTER SERVICE SOFTWARE & SYSTEM	23.1%
BITSTREAM, INC.		67,600	443,456
CLICKSOFTWARE TECHNOLOGIES, LTD.		203,600	1,119,800
DOUBLE-TAKE SOFTWARE, INC.		82,500	1,576,575
DOCUMENT SCIENCES CO.		15,800	145,360
EBIX, INC.		1,600	79,440
EDGEWATER TECHNOLOGY, INC.		41,900	364,949
GSE SYSTEMS, INC.		74,900	505,575
GUIDANCE SOFTWARE		9,600	121,632
KENEXA CORP.		63,532	1,955,515
NETSOL TECHNOLOGIES		89,900	268,801
SABA SOFTWARE, INC.		56,860	277,477
SIGMA DESIGNS, INC.		28,100	1,355,544
SILVERSTAR HLDGS., LTD.		53,600	270,144
SIMULATIONS PLUS, INC.		102,300	1,448,568
SOURCEFORGE, INC.		106,800	261,660
UNICA CORP.		30,900	347,007
VASCO DATA SECURITY INTERNATIONAL, INC.		62,508	2,207,157
			12,748,660

COMPUTER TECHNOLOGY	3.0%
NCI, INC.		24,000	454,080
SILICOM, LTD.		51,600	1,188,348
			1,642,428

CONTROL & FILTER DEVICES	0.4%
K-TRON INTERNATIONAL, INC.		2,500	237,500

DIVERSIFIED PRODUCTION	2.5%
ASTRONICS CORP.		31,500	1,372,455

ELECTRONIC MEDICAL SYSTEMS	2.3%
SOMANETICS CORP.		41,722	776,864
VISICU, INC.		65,100	493,458
			1,270,322

ELECTRONIC INSTRUMENTS	1.0%
PERCEPTRON, INC.		38,000	547,200

ELECTRONICS SEMI-CONDUCTORS	4.3%
ALLIANCE FIBER OPTIC PRODUCTS, INC.		57,300	107,724
AXT, INC.		136,400	844,316
NVE CORP.		23,900	743,768
SIMTEK CORP.		57,208	231,692
TECHWELL, INC.		43,400	460,908
			2,388,408

ENGINEERING & CONSTRUCTION SERVICES	1.7%
VERSAR, INC.		49,100	371,196
VSE CORP.		11,900	562,632
			933,828

EQUIPMENT MISC.	0.7%
MFRI, INC.		22,000	392,480

FINANCIAL DATA PRODUCT SERVICES	1.6%
CYBERSOURCE CORP.		73,929	864,230

FINANCIAL INFORMATION SERVICES	0.9%
THESTREET.COM, INC. *		41,100	497,721

HEALTH CARE FACILITIES	1.0%
ALMOST FAMILY, INC.		31,700	573,453

MACHINE OILWELL EQUIPMENT	11.3%
ALLIS-CHALMERS ENERGY, INC.		60,000	1,136,400
BOLT TECHNOLOGY CORP.		12,100	395,186
FLOTEK INDUSTRIES, INC.		78,200	3,452,530
T-3 ENERGY SERVICES, INC.		28,900	1,232,296
			6,216,412

MACHINE TOOLS	1.0%
HURCO COMPANIES, INC.		10,378	561,035

MEDICAL & DENTAL INSTRUMENTS & SUPPLY	4.0%
ROCHESTER MEDICAL CORP.		59,199	1,074,462
SPAN-AMERICA MEDICAL SYSTEMS, INC. *		8,700	163,560
SYNOVIS LIFE TECHNOLOGIES, INC.		23,700	511,209
TRANSCEND SERVICES, INC.		28,600	439,296
			2,188,527

MEDICAL & DENTAL SERVICES	0.5%
TUTOGEN MEDICAL, INC.		25,500	293,250

METAL FABRICATING	1.8%
DYNAMIC MATERIALS CORP. *		21,202	1,015,364

OIL CRUDE PRODUCER	2.8%
ARENA RESOURCES, INC.		12,200	799,100
GEOKINETICS, INC.		31,500	735,525
			1,534,625

OIL INTEGRATED DOMESTIC	0.9%
GMX RESOURCES, INC.		16,000	514,720

POLLUTION & ENVIRONMENTAL SERVICE	1.5%
FUEL-TECH N.V.		38,600	852,674

RESTAURANTS	0.9%
JAMBA, INC.		67,700	475,931

SERVICE COMMERCIAL	10.7%
BIDZ.COM, INC.		96,300	1,296,198
CRM HOLDINGS, LTD.		93,800	590,940
ICF INTERNATIONAL, INC.		26,500	730,870
INX, INC.		26,600	384,370
PERFICIENT, INC.		98,518	2,154,588
RAINMAKER SYSTEMS, INC.		88,134	764,122
			5,921,088

TECHNOLOGY MISC.	2.8%
VOCUS, INC.		52,900	1,546,796

TELECOMMUNICATIONS	1.3%
NUMEREX CORP.		30,900	262,650
VICON INDUSTRIES, INC.		37,000	432,160
			694,810

TIRES & RUBBER	0.2%
FEMALE HEALTH CO.		40,000	94,000

UTILITIES TELECOMMUNICATION	1.6%
COMMTOUCH SOFTWARE, LTD.		180,100	356,598
RRSAT GLOBAL COMMUNICATION NETWORK, LTD.		22,500	551,250
			907,848

TOTAL EQUITIES
(COST: $36,493,503)			$54,272,699

COMMERCIAL PAPER	4.0%	FACE AMOUNT	VALUE
AIG FUNDING		400,000	$400,000
4.75%, DUE 10/03/2007
CITIGROUP FUNDING		1,800,000	1,800,000
4.95%, DUE 10/02/2007

TOTAL COMMERICAL PAPER
(COST: $2,200,000)			$2,200,000

WARRANTS	0.0%	UNITS	VALUE
INTERNET SOFTWARE & SYSTEMS
THINK PARTNERSHIP, INC.($2.50, expires 04-03-11) (a)		260,000	$0
THINK PARTNERSHIP, INC..($3.05, expires 12-05-11) (a)		81,873	0
THINK PARTNERSHIP, INC.($4.00, expires 12-05-11) (a)		40,937	0

TOTAL WARRANTS
(COST: $0)			$0

TOTAL INVESTMENTS	102.4%
(COST: $38,693,503)			$56,472,699

OTHER LIABILITIES LESS ASSETS	(2.4%)		(1,347,729)

NET ASSETS - 100% (EQUIVALENT TO $19.00 PER SHARE BASED ON 2,901,034 SHARES OUTSTANDING)			$55,124,970

* Income producing security during the period ended September 30, 2007

Based on the cost of investments of $38,720,182 for federal income tax purposes at September 30, 2007, the aggregate gross unrealized appreciation was $19,694,609 the aggregate gross unrealized depreciation was $1,942,092 and the net unrealized appreciation of investments was $17,752,517.

(a) The following securities are subject to legal or contractual restrictions on sale. It was valued at cost on the date of acquisition and at fair value as determined by the board of trustees of the Fund as of September 30, 2007. The aggregate value of restricted securities was $ 0 or 0% of net assets at September 30, 2007.

OBERWEIS MID-CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007(UNAUDITED)

		SHARES	VALUE
EQUITIES	96.8%
ADVERTISING AGENCY	3.8%
FOCUS MEDIA HLDG, LTD.		5,600	$324,912
VALUECLICK, INC.		7,781	174,761
			499,673

AUTO TRUCKS & PARTS	3.0%
FORCE PROTECTION, INC.		12,000	259,920
SPARTAN MOTORS, INC.		7,600	127,908
			387,828

BIOTECH RESEARCH & PRODUCTION	4.3%
CUBIST PHARMACEUTICAL, INC.		14,900	314,837
ICON PLC.		4,800	244,944
			559,781

BUILDING MATERIALS	1.2%
ZOLTEK COMPANIES		3,600	157,068

COMMERCIAL INFORMATION SERVICE	2.9%
BAIDU.COM, INC.		1,300	376,545

COMMUNICATION TECHNOLOGY	4.0%
ATHEROS COMMUNICATIONS, INC.		4,100	122,877
CIENA CORP.		3,900	148,512
J2 GLOBAL COMMUNICATIONS, INC.		2,910	95,244
NOVATEL WIRELESS, INC.		7,100	160,815
			527,448

COMPUTER SERVICE SOFTWARE & SYSTEMS	15.4%
CHORDIANT SOFTWARE, INC.		13,300	184,338
COMMVAULT SYSTEMS, INC.		10,200	188,904
DEALERTRACK HLDGS., INC.		6,300	263,844
KENEXA CORP.		5,300	163,134
MERCADOLIBRE, INC.		300	10,989
NUANCE COMMUNICATIONS, INC.		23,000	444,130
SAPIENT CORP.		17,000	114,070
SYNCHRONOSS TECHNOLOGIES, INC.		7,000	294,420
VASCO DATA SECURITY INTERNATIONAL, INC.		10,000	353,100
			2,016,929

COMPUTER TECHNOLOGY	3.1%
RIVERBED TECHNOLOGY, INC.		2,400	96,936
SYNAPTICS, INC.		6,600	315,216
			412,152

DIVERSE FINANCIAL SERVICES	2.3%
EURONET WORLDWIDE, INC.		6,000	178,620
NASDAQ STOCK MARKET, INC.		3,400	128,112
			306,732

DRUGS & PHARMACEUTICALS	0.9%
SCIELE PHARMACEUTICAL, INC.		4,600	119,692

ELECTRONIC MEDICAL SYSTEMS	12.3%
ACCURAY, INC.		10,000	174,600
HOLOGIC, INC.		7,500	457,500
ILLUMINA, INC.		10,100	523,988
INTUITIVE SURGICAL, INC.		1,991	457,930
			1,614,018

ELECTRONICS	2.6%
FLIR SYSTEMS, INC.		6,100	337,879

ELECTRONICS SEMI-CONDUCTORS	2.4%
SUNTECH POWER HLDGS. CO., LTD.		2,800	111,720
TESSERA TECHNOLOGIES, INC.		5,500	206,250
			317,970

ELECTRONICS TECHNOLOGY	2.2%
EDO CORP. *		5,200	291,252

HEALTH CARE MANAGEMENT SERVICES	7.4%
ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.		12,500	337,875
AMERIGROUP CORP.		5,300	182,744
HEALTHEXTRAS, INC.		4,000	111,320
WELLCARE HEALTH PLANS, INC.		3,200	337,376
			969,315

LEISURE TIME	1.6%
LIFE TIME FITNESS, INC.		3,500	214,690

MACHINE OILWELL	6.5%
FLOTEK INDUSTRIES, INC.		7,400	326,710
OCEANEERING INTERNATIONAL, INC.		4,200	318,360
W-H ENERGY SERVICES, INC.		2,900	213,875
			858,945

MATERIALS & COMMODITIES MISC.	1.5%
CERADYNE, INC.		2,587	195,940

MEDICAL & DENTAL INSTRUMENTS/SUPPLIES	0.8%
ALIGN TECHNOLOGY, INC.		4,200	106,386

OIL CRUDE PRODUCER	1.7%
GULFPORT ENERGY CORP.		9,200	217,672

PRODUCER DURABLES MISC.	2.4%
BE AEROSPACE, INC.		7,700	319,781

PRODUCTION TECHNICAL EQUIPMENT	1.2%
VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES, INC.		2,900	155,208

RESTAURANTS	3.1%
CHIPOTLE MEXICAN GRILL, INC.		3,500	413,455

RETAIL	5.0%
GAMESTOP CORP.		3,400	191,590
VOLCOM, INC.		5,400	229,608
ZUMIEZ, INC.		5,400	239,598
			660,796

SERVICE COMMERCIAL	1.4%
NUTRI/SYSTEM, INC.		3,900	182,871

TELECOMMUNICATIONS	2.0%
OPNEXT, INC.		22,800	264,480

WHOLESALE AND INTERNATIONAL TRADE	1.8%
CENTRAL EUROPEAN DISTRIBUTION CORP.		4,852	232,459

TOTAL EQUITIES
(COST: $9,551,373)			$12,716,965

COMMERCIAL PAPER	3.1%	FACE AMOUNT	VALUE
PRUDENTIAL FUNDING		400,000	$400,000
4.80%, DUE 10/01/2007

TOTAL COMMERICAL PAPER
(COST: $400,000)			$400,000

TOTAL INVESTMENTS	99.9%
(COST: $9,951,373)			$13,116,965

OTHER ASSETS LESS LIABILITIES	0.1%		15,240

NET ASSETS - 100% (EQUIVALENT TO $17.38 PER SHARE BASED ON 755,603 SHARES OUTSTANDING)			$13,132,205

* Income producing security during the quarter ended September 30, 2007 .

Based on the cost of investments of $9,972,751 for federal income tax purposes at September 30, 2007, the aggregate gross unrealized appreciation was $3,431,708 the aggregate gross unrealized depreciation was $287,494 and the net unrealized appreciation of investments was $3,144,214.

OBERWEIS CHINA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

		SHARES	VALUE
EQUITIES	92.2%
AUTO COMPONENTS	2.7%
MINTH GROUP, LTD. *		8,718,500	$13,301,184
XINYI GLASS HOLDING CO., LTD. *		9,781,900	12,834,745
ZHEJIANG GLASS CO.		1,834,800	1,833,891
			27,969,820

CHEMICALS	1.0%
JIUTIAN CHEMICAL GROUP, LTD.		22,938,500	10,037,041

COMMERCIAL SERVICE & SUPPLY	0.2%
ASIA ENVIRONMENT HLDGS., LTD. *		5,840,400	2,496,570

COMMUNICATIONS EQUIPMENT	0.8%
COMTECH GROUP, INC.		445,000	8,103,450

CONSTRUCTION & ENGINEERING	0.5%
CHINA COMMUNICATIONS CONSTRUCTION CO. *		2,253,300	5,356,546

CONSTRUCTION MATERIALS	2.5%
CHINA NATIONAL BUILDING MATERIAL CO. *		7,980,000	26,278,871

CONTAINERS & PACKAGING	0.8%
AMVIG HLDGS., LTD. *		5,503,000	8,395,529

DISTRIBUTORS	2.2%
HUABAO INTERNATIONAL HLDGS., LTD. *		12,034,300	10,836,342
LI & FUNG, LTD. *		2,773,100	11,771,812
			22,608,154

DIVERSIFIED CONSUMER SERVICES	2.6%
HARTFORD EDUCATION CORP. *		4,200,850	509,023
NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADR		190,900	12,706,304
RAFFLES EDUCATION CORP., LTD. *		8,688,700	13,394,226
			26,609,553

DIVERSIFIED FINANCIAL SERVICES	1.7%
HONG KONG EXCHANGES & CLEARING *		594,000	18,155,020

ELECTRICAL EQUIPMENT	5.1%
CHINA HIGH SPEED TRANSMISSION		6,708,300	12,132,817
DONGFANG ELECTRICAL MACHINERY, LTD. *		1,632,700	14,911,749
NEO-NEON HLDGS., LTD.		7,455,500	9,686,391
SUNTECH POWER HOLDINGS CO., LTD. ADR		407,800	16,271,220
			53,002,177

ELECTRONIC EQUIPMENT & INSTRUMENTS	1.4%
KINGBOARD CHEMICALS HLDGS., LTD. *		2,287,000	14,562,475

ENERGY EQUIPMENT & SERVICES	3.8%
CHINA OILFIELD SERVICES, LTD. *		7,297,700	16,803,621
EZRA HLDGS., LTD. *		4,689,100	20,202,114
SHANDONG MOLONG PETROLEUM CO., LTD. *		8,311,900	2,320,192
			39,325,927

FOOD PRODUCTS	2.6%
CELESTIAL NUTRIFOODS, LTD. *		400	385
CHINA FISHERY GROUP, LTD. *		3,137,400	4,477,474
CHINA MENGNIU DAIRY CO. *		3,189,900	13,889,915
SYNEAR FOOD HLDGS., LTD. *		6,284,800	8,757,682
			27,125,456

FOOD & STAPLES RETAILING	0.5%
OLAM INTERNATIONAL, LTD.		2,370,500	5,010,683

GAS UTILITIES	1.2%
CHINA GAS HLDGS., LTD. *		8,492,400	3,342,841
XINAO GAS HLDGS., LTD. *		4,590,000	9,364,395
			12,707,236

HEALTH CARE EQUIPMENT & SUPPLIES	3.6%
MINDRAY MEDICAL INTERNATIONAL, LTD. * ADR		460,900	19,795,655
SHANDONG WEIGAO GROUP *		6,732,300	17,285,735
			37,081,390

HOTELS RESTAURANTS & LEISURE	5.1%
AJISEN CHINA HLDGS., LTD.		2,836,600	3,163,596
BANYAN TREE HLDGS., LTD. *		4,934,800	7,109,035
CTRIP.COM INTERNATIONAL, LTD. * ADR		273,000	14,141,400
FU JI FOOD & CATERING SERVICES HLDGS., LTD. *		4,784,100	14,708,284
HOME INNS & HOTELS MGMT, INC. ADR		398,300	13,860,840
			52,983,155

HOUSEHOLD DURABLES	0.8%
CHINA WATER AFFAIRS GROUP		13,633,100	8,400,284

HOUSEHOLD PRODUCTS	0.2%
VINDA INTERNATIONAL HLDGS.		3,195,800	1,899,264

INDUSTRIAL POWER PRODUCTION/ENERGY TRADE	1.3%
CHINA RESOURCES POWER HLDGS. CO. *		4,495,500	13,965,580

INTERNET & CATALOG RETAIL	0.3%
G-MARKET, INC. ADR		140,900	3,304,105

INTERNET SOFTWARE & SERVICES	6.1%
BAIDU.COM, INC. ADR		131,300	38,031,045
SOHU.COM, INC.		297,200	11,207,412
TENCENT HLDGS., LTD. *		2,144,800	13,850,146
			63,088,603

LEISURE EQUIPMENT & PRODUCTS	2.0%
LI NING CO., LTD. *		6,131,600	21,177,854

LIFE SCIENCES TOOLS & SERVICES	0.7%
WUXI PHARMATECH, INC. ADR		252,700	7,126,140

MACHINERY	5.2%
CHINA INFRASTRUCTURE MACHINERY HLDG. *		9,458,600	21,900,963
ENRIC ENERGY EQUIPMENT		2,215,300	3,220,141
EVA PRECISION INDUSTRIAL HLDG. *		10,262,400	4,554,407
GUANGZHOU SHIPYARD INTERNATIONAL CO.		2,180,100	14,064,076
YANGZIJIANG SHIP BUILDING		7,118,800	10,686,586
			54,426,173

MARINE	2.5%
CHINA SHIPPING DEVELOPMENT *		4,098,200	13,284,877
LABROY MARINE, LTD. *		7,623,100	12,521,282
			25,806,159

MEDIA	3.5%
FOCUS MEDIA HLDGS., LTD. ADR		619,300	35,931,786

METALS & MINING	2.0%
CHINA MOLYBDENUM CO.		4,585,500	10,098,440
ZIJIN MINING GROUP CO., LTD. *		6,617,875	10,283,698
			20,382,138

MULTILINE RETAIL	3.5%
GOLDEN EAGLE RETAIL GROUP, LTD. *		5,828,664	6,897,960
LIFESTYLE INTERNATIONAL HLDGS., LTD. *		6,100,000	17,184,535
PARKSON RETAIL GROUP, LTD. *		1,355,800	12,225,806
			36,308,301

PAPER & FOREST PRODUCTS	7.8%
CHINA GRAND FORESTRY RESOURCES		73,917,600	24,436,828
LEE & MAN PAPER MANUFACTURING, LTD. *		6,938,400	30,122,912
NINE DRAGONS PAPER HLDGS., LTD. *		8,451,000	26,416,679
			80,976,419

PERSONAL PRODUCTS	2.3%
CHINA FLAVORS & FRAGRANCES *		10,374,248	5,364,713
ECOGREEN FINE CHEMICALS GROUP		2,448,900	1,071,060
HENGAN INTERNATIONAL GROUP CO., LTD. *		4,520,500	16,979,823
			23,415,596

REAL ESTATE MANAGEMENT & DEVELOPMENT	4.1%
E HOUSE CHINA HLDGS. ADS		461,900	10,577,510
GUANGZHOU R&F PROPERTIES CO., LTD. *		3,117,700	14,718,523
HOPSON DEVELOPMENT HOLDINGS, LTD. *		2,014,500	6,711,674
SINO-OCEAN LAND HLDGS.		245,000	346,675
YANLORD LAND GROUP, LTD. *		4,237,300	10,554,029
			42,908,411

SEMICONDUCTORS & SEMI EQUIPMENT	1.9%
TRINA SOLAR, LTD. ADR		349,200	19,893,924

SPECIALTY RETAIL	1.0%
BELLE INTERNATIONAL HLDGS. *		7,780,600	10,228,874

TEXT, APPAREL & LUXURY GOODS	5.7%
ANTA SPORTS PRODUCTS CO., LTD.		11,016,900	11,989,294
CHINA HONGXING SPORTS, LTD. *		15,402,300	11,716,324
CHINA SKY CHEMICAL FIBRE CO.		5,942,900	8,641,309
PEACE MARK HLDGS., LTD. *		8,939,200	13,315,916
PORTS DESIGN, LTD. *		4,006,995	13,891,253
			59,554,096

TRADING CO. & DISTRIBUTION	1.7%
KS ENERGY SERVICES, LTD. *		6,491,400	17,391,970

TRANSPORT INFRASTRUCTURE	1.0%
HONG KONG AIRCRAFT ENGINEERING *		452,000	10,227,468

WATER UTILITIES	0.3%
EPURE INTERNATIONAL LTD.		2,420,100	3,584,127

TOTAL EQUITIES
(COST: $557,583,225)			$957,806,325

COMMERCIAL PAPER	8.3%	FACE AMOUNT	VALUE
AMERICAN GENERAL FINANCIAL		30,300,000	$30,300,000
4.95%, DUE 10/02/2007
CITIGROUP FUNDING		37,300,000	37,300,000
4.95%, DUE 10/01/2007
GE CAPITAL CORP.		18,900,000	18,900,000
4.70%, DUE 10/02/2007

TOTAL COMMERCIAL PAPER
(COST: $86,500,000 )			$86,500,000

TOTAL INVESTMENTS	100.5%		$1,044,306,325
(COST: $644,083,225)

OTHER LIABILITIES LESS ASSETS	(0.5%)		(4,938,851)

NET ASSETS - 100% (EQUIVALENT TO $30.94 PER SHARE BASED ON 33,596,806 SHARES OUTSTANDING)			$1,039,367,474

* Income producing security during the period ended September 30, 2007.

ADR - American Depositary Receipt

Based on the cost of investments of $644,383,383 for federal income tax purposes at September 30, 2007, the aggregate gross unrealized appreciation was $402,999,478, the aggregate gross unrealized depreciation was $3,076,536 and the net unrealized appreciation of investments was $399,922,942.

COUNTRY ALLOCATION
(AS A PERCENTAGE OF NET ASSETS BASED ON THE COUNTRY OF REGISTRATION OF THE UNDERLYING SECURITY)
CHINA (INCLUDES THE PEOPLE'S REPUBLIC OF CHINA, HONG KONG AND TAIWAN)	88.5%
SINGAPORE	11.2%
SOUTH KOREA	0.3%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.2%
AUSTRALIA	9.5%
AUSENCO, LTD. *		70,000	$812,458
BRADKEN, LTD. *		171,000	1,611,447
COMPUTERSHARE, LTD. *		156,500	1,290,106
JB HI-FI, LTD. *		210,000	2,685,212
LEIGHTON HLDGS., LTD. *		45,700	2,088,425
MONADELPHOUS GROUP, LTD. *		120,000	1,543,990
TASSAL GROUP, LTD. *		540,102	1,629,484
			11,661,122

AUSTRIA	2.6%
PALFINGER AG *		20,000	876,955
SCHOELLER-BLECKMANN OILFIELD *		27,000	2,298,478
			3,175,433

CANADA	4.9%
ABSOLUTE SOFTWARE CORP.		85,000	2,461,167
DRAGONWAVE, INC.		160,000	1,005,379
SANDVINE CORP.		370,000	2,499,774
			5,966,320

DENMARK	3.9%
FLSMIDTH & CO. AS *		31,000	3,296,926
ROCKWOOL INTL. *		4,600	1,495,821
			4,792,747

FINLAND	5.6%
ELISA CORP. *		6,000	186,513
KONECRANES OYJ *		41,000	1,649,261
OUTOKUMPU TECHNOLOGY *		40,000	2,823,368
POYRY OYJ *		51,000	1,278,473
RAMIRENT OYJ *		45,000	974,704
			6,912,319

FRANCE	2.3%
NEXANS *		7,300	1,200,723
SELOGER.COM		28,000	1,601,049
			2,801,772

GERMANY	5.7%
BAUER AG *		21,900	1,433,373
KLOECKNER & CO. AG *		18,000	1,244,079
ROTH & RAU AG		7,000	2,118,296
SGL CARBON AG		38,000	2,178,271
			6,974,019

GREECE	3.8%
JUMBO S.A.		47,000	1,607,124
MICHANIKI S.A. *		83,000	788,233
SPRIDER STORES S.A. *		99,000	2,241,755
			4,637,112

HONG KONG	8.0%
CHINA INFRASTRUCTURE MACHINERY *		216,000	500,138
PACIFIC BASIN SHIPPING, LTD. *		1,562,000	3,279,178
SHANDONG WEIGAO GROUP MEDICAL *		739,900	1,899,754
WEICHAI POWER CO., LTD. *		212,000	1,685,343
XINYI GLASS HLDG. CO., LTD. *		1,927,400	2,528,925
			9,893,338

IRELAND	0.5%
CPL RESOURCES *		77,000	565,458

ITALY	2.2%
DUCATI MOTOR HLDG.		1,100,000	2,699,454

JAPAN	6.6%
HITACHI CONSTRUCTION MACHINERY *		39,900	1,594,402
MITSUMI ELECTRIC CO., LTD. *		43,700	1,784,295
NGK INSULATORS, LTD. *		62,000	1,997,127
SHIMA SEIKI MFG., LTD. *		25,000	1,345,057
TOYO TANSO CO., LTD.		13,300	1,341,984
			8,062,865

NETHERLANDS	2.0%
BOSKALIS WESTMINSTER *		50,000	2,521,068

NORWAY	3.9%
ABILITY GROUP ASA		10,000	111,291
ODIM ASA		190,000	2,563,877
TANDBERG ASA *		88,500	2,129,910
			4,805,078

SINGAPORE	2.0%
CHINA HONGXING SPORTS, LTD. *		3,325,000	2,529,283

SOUTH KOREA	6.4%
HYUNDAI MIPO DOCKYARD		4,500	1,548,842
KOREA LINE CORP.		14,500	3,628,169
TAEWOONG CO.		22,800	2,710,489
			7,887,500

SPAIN	1.7%
GRIFOLS SA *		92,000	2,112,108

SWEDEN	4.6%
ALFA LAVAL AB *		24,000	1,543,738
AXIS COMMUNICATIONS AB *		65,000	1,402,058
HAGSTROMER & QVIBERG AB *		58,000	1,593,085
LINDAB INTERNATIONAL AB *		43,000	1,174,407
			5,713,288

SWITZERLAND	5.8%
BURCKHARDT COMMPRESSION HLDG. *		5,500	1,209,362
MEYER BURGER TECHNOLOGY		14,000	2,825,854
SCHULTHESS GROUP *		9,000	1,128,624
SWISSQUOTE GROUP HLDGS. *		35,000	1,936,010
			7,099,850

UNITED KINGDOM	17.2%
AGGREKO *		145,000	1,714,748
AQUARIUS PLATINUM *		40,000	1,407,644
AVEVA GROUP *		72,000	1,352,320
GAME GROUP *		700,000	2,749,816
LAMPRELL PLC		220,000	1,890,498
MONEYSUPERMARKET.COM		100,000	360,095
QXL RICARDO		65,679	1,343,788
SDL PLC		224,000	1,528,439
SENIOR PLC		500,000	1,191,791
SEVERFIELD-ROWEN *		18,400	791,325
WEIR GROUP *		125,000	2,108,653
WELLSTREAM HLDGS. PLC		210,000	3,503,867
WOOD GROUP (JOHN) PLC *		150,000	1,216,088
			21,159,072

TOTAL EQUITIES
(COST: $95,576,808)			$121,969,206

TOTAL INVESTMENTS	99.2%
(COST: $95,576,808)			$121,969,206

OTHER ASSETS LESS LIABILITIES	0.8%		1,006,419

NET ASSETS - 100% (EQUIVALENT TO $14.30 PER SHARE BASED ON 8,600,297 SHARES OUTSTANDING)			$122,975,625

* Income producing security during the period ended September 30, 2007

Based on the cost of investments of $95,796,482 for federal income tax purposes at September 30, 2007, the aggregate gross unrealized appreciation was $27,584,149, the aggregate gross unrealized depreciation was $1,411,425 and the net unrealized appreciation of investments was $26,172,724.

SECTOR ALLOCATIONS
(AS A PERCENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY	17.2%
CONSUMER STAPLES	1.3%
ENERGY	6.5%
FINANCIALS	2.9%
HEALTH CARE	3.3%
INDUSTRIALS	53.2%
INFORMATION TECHNOLOGY	14.3%
MATERIALS	1.1%
TELECOMM SERVICE	0.2%

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:  /s/ James W. Oberweis

James W. Oberweis
Principal Executive Officer

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ James W. Oberweis

James W. Oberweis
Principal Executive Officer

Date: November 29, 2007

By:  /s/ Patrick B. Joyce

Patrick B. Joyce
Principal Financial Officer

Date: November 29, 2007